Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
  (8)           Commitments and Contingencies

Lease Commitments

Cadus currently leases storage space on a month-to-month basis.  Rent expense for the years ended December 31, 2013 and 2012 amounted to $12,600 and $12,600, respectively.